Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest expense – environmental rehabilitation	$ (8.6)	$ (10.7)	$ (11.7)
Unwinding of discount rate on silicosis settlement costs	(1.1)	(1.5)	(1.3)
Interest expense – lease liability	(24.1)	(22.4)	(18.6)
Interest expense – borrowings	(79.6)	(105.3)	(114.0)
Borrowing costs capitalised	12.5	13.2	43.4
Total finance expense	(100.9)	(126.7)	(102.2)
Borrowing costs	12.5	13.2	43.4
Additions to property plant and equipment			612.5
General borrowings
Disclosure of transactions between related parties [line items]
Transaction costs	12.5	13.2	31.0
Specific borrowings
Disclosure of transactions between related parties [line items]
Transaction costs	$ 0.0	$ 0.0	$ 12.4